UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013

[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA MANAGED ALLOCATION FUND
        NOVEMBER 30, 2013

 ======================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   8

   Notes to Portfolio of Investments                                         10

   Financial Statements                                                      11

   Notes to Financial Statements                                             14

EXPENSE EXAMPLE                                                              24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MANAGED ALLOCATION FUND (THE FUND) SEEKS TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with this investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and currently is available for investment through a USAA discretionary managed account program. The Fund may be offered to other persons and legal entities that USAA Asset Management Company may approve from time to time. There are no minimum initial or subsequent purchase payment amounts for investments in the Fund.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA                              DAN DENBOW, CFA
    WASIF A. LATIF                                   ARNOLD J. ESPE, CFA
    R. MATTHEW FREUND, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA MANAGED ALLOCATION FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund returned 3.09% during the six-month period ended November 30, 2013. This compares to returns of -0.56% for the Barclays U.S. Aggregate Bond Index and 11.91% for the S&P 500(R) Index.

o WHAT ELEMENTS OF YOUR POSITIONING HELPED THE FUND'S PERFORMANCE DURING REPORTING THE PERIOD?

    The Fund's domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered very strong returns during the past six months, as growing optimism about the economic outlook helped fuel investors' appetite for risk. Mid- and small-cap stocks performed particularly well, since both tend to have more of a domestic focus than their large-cap peers. This proved to be a tailwind to performance at a time of improving economic conditions in the United States.

    The non-U.S. equity portion of the Fund also delivered positive returns. Our holdings in exchange-traded funds that invest in the developed

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA MANAGED ALLOCATION FUND

================================================================================

    overseas markets performed particularly well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets also produced a gain, albeit a more modest one than our positions in the developed markets. Emerging-markets stocks lagged due to concerns about the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the amount of U.S. Treasuries purchased through a bond-buying program known as "quantitative easing" (or
    QE) and weaker-than-expected growth in key markets such as Brazil, China, and India.

o   WHAT ELEMENTS OF YOUR POSITIONING HURT THE FUND'S PERFORMANCE?

    The Fund's allocation to cash was a drag on returns. At a time in which a typical 60%-40% stock-bond allocation generated a positive gain, a position in cash represented a headwind to relative performance.

    The Fund's bond allocation produced mixed performance during the reporting period, during which the U.S. investment-grade bond market finished in the red. Investors reacted negatively to the prospect of the Fed tapering the QE program. While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds.

    In this environment, the Fund's performance was hurt by its allocation to funds that invested in investment-grade corporate and investment-grade bonds. However, this was offset to some extent by our allocation to high-yield bonds. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was positive for its six-month results. High-yield bonds also were helped by stronger economic growth and investors' continued preference for income-producing securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

    As we look ahead to 2014, we foresee an environment in which financial market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

    Accordingly, we are closely monitoring economic data to assess whether the recent uptick in economic indicators is a sign that the U.S. economy is about to achieve "escape velocity." If growth does indeed pick up, that would represent a strong indication that corporate sales growth can accelerate from its current low level. This is critical for equities, since market performance has run far ahead of earnings growth in 2013 -- indicating that expanding valuations has been the key driver of performance. It's, therefore, likely that investors will soon need to see an improvement in revenues for equities to maintain their upward trajectory.

    Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

    Thank you for your investment in the Fund.

    Diversification does not guarantee a profit or prevent a loss.

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4  | USAA MANAGED ALLOCATION FUND

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INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (THE FUND) (Ticker Symbol: UMAFX)


--------------------------------------------------------------------------------
                                           11/30/13                    5/31/13
--------------------------------------------------------------------------------

Net Assets                             $1,077.1 Million          $714.9 Million
Net Asset Value Per Share                  $11.67                      $11.32


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*                 1 Year             Since Inception 2/01/10

         3.09%                        5.51%                       8.52%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
       1 Year                                            Since Inception 2/01/10

        4.06%                                                      8.53%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                      0.97%


               (includes acquired fund fees and expenses of 0.23%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA MANAGED            BARCLAYS U.S.
                     S&P 500 INDEX          ALLOCATION FUND       AGGREGATE BOND INDEX
01/31/10              $10,000.00              $10,000.00              $10,000.00
02/28/10               10,309.77               10,200.00               10,037.34
03/31/10               10,931.91               10,420.00               10,025.00
04/30/10               11,104.50               10,490.00               10,129.36
05/31/10               10,217.80               10,140.00               10,214.60
06/30/10                9,682.92                9,980.00               10,374.78
07/31/10               10,361.33               10,600.00               10,485.46
08/31/10               9,893.58                10,230.00               10,620.38
09/30/10               10,776.53               11,100.00               10,631.70
10/31/10               11,186.57               11,250.00               10,669.56
11/30/10               11,188.00               11,030.00               10,608.23
12/31/10               11,935.71               11,257.84               10,493.84
01/31/11               12,218.61               11,226.51               10,506.05
02/28/11               12,637.20               11,372.71               10,532.33
03/31/11               12,642.23               11,508.48               10,538.15
04/30/11               13,016.63               11,780.00               10,671.92
05/31/11               12,869.29               11,832.22               10,811.19
06/30/11               12,654.77               11,759.12               10,779.54
07/31/11               12,397.44               11,915.76               10,950.59
08/31/11               11,723.99               12,030.64               11,110.58
09/30/11               10,899.81               11,592.02               11,191.40
10/31/11               12,091.08               12,239.51               11,203.42
11/30/11               12,064.36               11,988.87               11,193.70
12/31/11               12,187.77               12,051.67               11,316.73
01/31/12               12,733.97               12,534.63               11,416.10
02/29/12               13,284.61               12,770.50               11,413.48
03/31/12               13,721.79               12,579.56               11,350.94
04/30/12               13,635.66               12,646.95               11,476.78
05/31/12               12,816.15               11,984.28               11,580.63
06/30/12               13,344.20               12,377.39               11,585.17
07/31/12               13,529.54               12,523.40               11,744.96
08/31/12               13,834.27               12,703.11               11,752.64
09/30/12               14,191.77               12,927.74               11,768.82
10/31/12               13,929.72               12,916.51               11,791.96
11/30/12               14,010.53               12,961.44               11,810.57
12/31/12               14,138.23               13,242.58               11,793.75
01/31/13               14,870.52               13,383.21               11,711.27
02/28/13               15,072.39               13,277.74               11,769.97
03/31/13               15,637.65               13,359.77               11,779.37
04/30/13               15,938.94               13,523.84               11,898.56
05/31/13               16,311.78               13,266.02               11,686.26
06/30/13               16,092.73               12,832.41               11,505.49
07/31/13               16,911.60               13,160.55               11,521.22
08/31/13               16,421.81               12,855.85               11,462.33
09/30/13               16,936.79               13,230.86               11,570.84
10/31/13               17,715.34               13,594.16               11,664.39
11/30/13               18,255.19               13,676.19               11,620.72

                                   [END CHART]

                         Data from 1/31/10 to 11/30/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Managed Allocation Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Barclays U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Barclay's U.S. Aggregate Bond Index and the S&P 500 Index is calculated from the end of the month, January 31, 2010, while the Fund's inception date is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

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6  | USAA MANAGED ALLOCATION FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FOREIGN EXCHANGE-TRADED FUNDS*                                             34.8%
DOMESTIC EXCHANGE-TRADED FUNDS*                                            32.1%
FIXED-INCOME EXCHANGE-TRADED FUNDS*                                        30.6%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            1.9%
MONEY MARKET INSTRUMENTS                                                    0.6%

                                   [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-9.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.4%)

             EXCHANGE-TRADED FUNDS (97.5%)

             DOMESTIC EXCHANGE-TRADED FUNDS (32.1%)
   400,000   iShares Core S&P Mid-Cap ETF                                      $   52,172
   300,000   iShares Core S&P Small-Cap ETF                                        32,400
 1,230,000   iShares Russell 1000 Value ETF                                       113,689
   290,000   iShares Russell 2000 ETF                                              32,918
 1,360,000   iShares S&P 500 Value ETF                                            114,308
                                                                               ----------
             Total Domestic Exchange-Traded Funds                                 345,487
                                                                               ----------
             FIXED-INCOME EXCHANGE-TRADED FUNDS (30.6%)
 1,299,000   iShares 7-10 Year Treasury Bond ETF                                  132,095
   500,000   iShares iBoxx High Yield Corporate Bond Fund                          46,710
   769,000   iShares iBoxx Investment Grade Corporate Bond Fund                    88,174
 1,540,000   SPDR Barclays High Yield Bond Fund                                    62,755
                                                                               ----------
             Total Fixed-Income Exchange-Traded Funds                             329,734
                                                                               ----------
             FOREIGN EXCHANGE-TRADED FUNDS (34.8%)
   800,000   iShares Core MSCI EAFE ETF                                            47,936
 2,975,000   iShares MSCI EAFE ETF                                                197,064
 1,600,000   Vanguard FTSE Emerging Markets ETF                                    66,368
 1,340,000   WisdomTree Emerging Markets SmallCap Dividend Fund                    63,516
                                                                               ----------
             Total Foreign Exchange-Traded Funds                                  374,884
                                                                               ----------
             Total Exchange-Traded Funds (cost: $954,464)                       1,050,105
                                                                               ----------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)

             EXCHANGE-TRADED FUNDS (1.9%)
   860,000   iShares Gold Trust*                                                   10,432
    85,000   SPDR Gold Shares*                                                     10,259
                                                                               ----------
             Total Exchange-Traded Funds                                           20,691
                                                                               ----------
             Total Precious Metals and Commodity-Related Securities
                (cost: $21,377)                                                    20,691
                                                                               ----------
             Total Equity Securities (cost: $975,841)                           1,070,796
                                                                               ----------

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8  | USAA MANAGED ALLOCATION FUND

================================================================================

--------------------------------------------------------------------------------

                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.6%)

             MONEY MARKET FUNDS (0.6%)
 6,279,414   State Street Institutional Liquid Reserve Fund, 0.07%(a)
                (cost: $6,279)                                                 $    6,279
                                                                               ----------

              TOTAL INVESTMENTS (COST: $982,120)                               $1,077,075
                                                                               ==========

-------------------------------------------------------------------------------------------------------
($ in 000s)                                              VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:

  Exchange-Traded Funds:
   Domestic Exchange-
     Traded Funds                       $  345,487                  $-             $-        $  345,487
   Fixed-Income Exchange-
     Traded Funds                          329,734                   -              -           329,734
   Foreign Exchange-
     Traded Funds                          374,884                   -              -           374,884

  Precious Metals and
   Commodity-Related
   Securities:
   Exchange-Traded Funds                    20,691                   -              -            20,691

Money Market Instruments:
  Money Market Funds                         6,279                   -              -             6,279
-------------------------------------------------------------------------------------------------------
Total                                   $1,077,075                  $-             $-        $1,077,075
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 34.8% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

10  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $982,120)         $1,077,075
  Receivables:
     Capital shares sold                                                       887
     Dividends and interest                                                     51
                                                                        ----------
        Total assets                                                     1,078,013
                                                                        ----------
LIABILITIES
  Payables:
     Capital shares redeemed                                                   336
  Accrued management fees                                                      525
  Other accrued expenses and payables                                           28
                                                                        ----------
        Total liabilities                                                      889
                                                                        ----------
           Net assets applicable to capital shares outstanding          $1,077,124
                                                                        ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $  998,473
  Accumulated undistributed net investment income                           11,407
  Accumulated net realized loss on investments                             (27,711)
  Net unrealized appreciation of investments                                94,955
                                                                        ----------
           Net assets applicable to capital shares outstanding          $1,077,124
                                                                        ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                           92,281
                                                                        ==========
  Net asset value, redemption price, and offering price per share       $    11.67
                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 14,190
   Interest                                                                   19
                                                                        --------
           Total income                                                   14,209
                                                                        --------
EXPENSES
   Management fees                                                         2,930
   Administration and servicing fees                                         244
   Transfer agent's fees                                                     244
   Custody and accounting fees                                                52
   Postage                                                                    10
   Shareholder reporting fees                                                 10
   Trustees' fees                                                              7
   Professional fees                                                          32
   Other                                                                       6
                                                                        --------
           Total expenses                                                  3,535
                                                                        --------
NET INVESTMENT INCOME                                                     10,674
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                     (18,889)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         51,929
                                                                        --------
           Net realized and unrealized gain                               33,040
                                                                        --------
   Increase in net assets resulting from operations                     $ 43,714
                                                                        ========

See accompanying notes to financial statements.

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

------------------------------------------------------------------------------------------

                                                               11/30/2013        5/31/2013
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $   10,674         $ 10,458
   Net realized loss on investments                               (18,889)          (5,127)
   Net realized gain on foreign currency transactions                   -                1
   Change in net unrealized appreciation/depreciation
      of investments                                               51,929           52,572
                                                               ---------------------------
      Increase in net assets resulting from operations             43,714           57,904
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                -          (12,720)
   Net realized gains                                                   -          (13,509)
                                                               ---------------------------
      Distributions to shareholders                                     -          (26,229)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      379,297          221,093
   Reinvested dividends                                                 -           26,229
   Cost of shares redeemed                                        (60,781)         (83,953)
                                                               ---------------------------
      Increase in net assets from capital share transactions      318,516          163,369
                                                               ---------------------------
   Net increase in net assets                                     362,230          195,044

NET ASSETS
   Beginning of period                                            714,894          519,850
                                                               ---------------------------
   End of period                                               $1,077,124         $714,894
                                                               ===========================
Accumulated undistributed net investment income:
   End of period                                               $   11,407         $    733
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     34,535           19,480
   Shares issued for dividends reinvested                               -            2,322
   Shares redeemed                                                 (5,385)          (7,401)
                                                               ---------------------------
      Increase in shares outstanding                               29,150           14,401
                                                               ===========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA discretionary managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

       materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $854,212,000 and $463,908,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $95,641,000 and $686,000, respectively, resulting in net unrealized appreciation of $94,955,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended November 30, 2013, there were no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

    ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $2,930,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $244,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $244,000.

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                               NET REALIZED
                                              COST TO          LOSS TO
     SELLER              PURCHASER           PURCHASER          SELLER
-----------------------------------------------------------------------------
USAA Real           USAA Managed
  Return Fund         Allocation Fund       $2,857,000        $(346,000)

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED                                                       PERIOD ENDED
                                NOVEMBER 30,                   YEAR ENDED MAY 31,                     MAY 31,
                                -------------------------------------------------------------------------------
                                      2013            2013            2012            2011            2010***
                                -------------------------------------------------------------------------------
Net asset value at
  beginning of period           $    11.32        $  10.67        $  11.33        $  10.14         $ 10.00
                                --------------------------------------------------------------------------
Income (loss) from
  investment operations:
 Net investment income                 .11             .18             .32(a)          .30(a)          .05(a)
 Net realized and
  unrealized gain (loss)               .24             .95            (.18)(a)        1.36(a)          .09(a),(b)
                                --------------------------------------------------------------------------
Total from investment
  operations                           .35            1.13             .14(a)         1.66(a)          .14(a)
                                --------------------------------------------------------------------------
Less distributions from:
  Net investment income                  -            (.23)           (.32)           (.22)              -
  Realized capital gains                 -            (.25)           (.48)           (.25)              -
                                --------------------------------------------------------------------------
Total distributions                      -            (.48)           (.80)           (.47)              -
                                --------------------------------------------------------------------------
Net asset value at
  end of period                 $    11.67        $  11.32        $  10.67        $  11.33        $  10.14
                                ==========================================================================
Total return (%)*                     3.09           10.70            1.29           16.69            1.40
Net assets at end
  of period (000)               $1,077,124        $714,894        $519,850        $474,503        $281,793
Ratios to average
  net assets:**
  Expenses (%)(d)                      .72(c)          .74             .74             .75             .83(c)
  Net investment income (%)           2.18(c)         1.68            2.87            2.80            1.32(c)
Portfolio turnover (%)                  50              65(f)          125(f)          249(e)           52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $976,603,000.
*** Fund commenced operations on February 1, 2010.
(a) Calculated using average shares.
(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects increased trading activity due to asset allocation strategies.
(f) Reflects decreased trading activity due to asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

24  | USAA MANAGED ALLOCATION FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                 EXPENSES PAID
                                      BEGINNING              ENDING              DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2013 -
                                     JUNE 1, 2013       NOVEMBER 30, 2013       NOVEMBER 30, 2013
                                    -------------------------------------------------------------
Actual                                $1,000.00            $1,030.90                 $3.67

Hypothetical
 (5% return before expenses)           1,000.00             1,021.46                  3.65

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.09% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.